SUPPLEMENT TO THE
NORTH CAROLINA CAPITAL MANAGEMENT TRUST'S AUGUST 19, 1997 PROSPECTUS
   The following information replaces similar information found in the "Charter" section beginning on page P-8.
   Robert Duby is manager of The North Carolina Capital Management
Trust: Cash Portfolio, which he has managed since May 1998. He also manages other Fidelity funds. Mr. Duby joined Fidelity as a portfolio manager in 1982.
The following information replaces the similar information found in the section entitled "How to Buy Shares" beginning on page P-16.
CASH PORTFOLIO

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Wire
(wire_graphic)   (small solid bullet) Not available.  (small solid bullet) You may obtain wire instructions by calling
                                                       Sterling toll-free at 1-800-222-3232 or
                                                       locally at 1-704-372-8798.
                                                       (small solid bullet) Federal funds, Automated Clearing House
                                                       System (ACH) payments, and certain state
                                                       transfer payments will be accepted by wire.
                                                       (small solid bullet) For federal funds wires, call Sterling before
                                                       12:00 noon Eastern time on the day you send
                                                       your wire. If Sterling is not advised of your
                                                       order before 12:00 noon Eastern time on the
                                                       day you send your federal funds wire, or if
                                                       federal funds are not received the same day
                                                       your order is placed, your order may be
                                                       canceled, and you could be held liable for
                                                       resulting fees and losses.
                                                       (small solid bullet) For ACH payments, call Sterling before 4:00
                                                       p.m. Eastern time on the business day before
                                                       the ACH payment is to be deducted from your
                                                       bank account.

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TERM PORTFOLIO

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Wire
(wire_graphic)    (small solid bullet) Not available.  (small solid bullet) You may obtain wire instructions by calling
                                                       Sterling toll-free at 1-800-222-3232 or
                                                       locally at 1-704-372-8798.
                                                       (small solid bullet) Federal funds and ACH payments will be accepted by wire.
                                                       (small solid bullet) For federal funds wires, call Sterling before
                                                       4:00 p.m. Eastern time on the business day
                                                       before you send your wire. If Sterling is not
                                                       advised of your order before 4:00 p.m.
                                                       Eastern time on the business day before you
                                                       send your federal funds wire, or if federal
                                                       funds are not received the next business day,
                                                       your order may be canceled, and you could
                                                       be held liable for resulting fees and losses.
                                                       (small solid bullet) For ACH payments, call Sterling before 4:00
                                                       p.m. Eastern time on the business day before
                                                       the ACH payment is to be deducted from your
                                                       bank account.

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The following information replaces the similar information found in the section entitled "How to Sell Shares" beginning on page P-19.
TO SELL SHARES BY WIRE you will need to sign up for this service in advance.
SELLING SHARES BY WIRE. If you elected to do so on your account application or your wire authorization form, you may instruct that redemption proceeds in any amount be wired directly to your existing account in any North Carolina bank as designated on your account application or your wire authorization form. You should determine that such designated institutions satisfy any legal requirements under North Carolina law prior to completing your account application or your wire authorization form. You may change the designated bank account, or add additional accounts without limitation, by sending a letter of instruction to Sterling at the address shown above prior to requesting a redemption.
There is no fee imposed by the funds for wiring of redemption proceeds.
Redemption proceeds will be wired to the bank account of record. For details on how to redeem by wire, refer to the chart on page P-20.

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Wire (wire_graphic)  All accounts  (small solid bullet) You must sign up for the wire feature before using it. To verify that it is in place, call
                                   Sterling toll-free at 1-800-222-3232 or
                                   locally at 1-704-372-8798.
                                   (small solid bullet) For federal funds wires, your redemption request must be received by Sterling before 12:00 noon
                                   Eastern time for Cash Portfolio for money to be
                                   wired on the same business day, or before 4:00
                                   p.m. Eastern time for Cash Portfolio or Term
                                   Portfolio for money to be wired on the next
                                   business day.
                                   (small solid bullet) For ACH payments, your redemption request must be received by Sterling before 4:00 p.m.
                                   Eastern time for payment to be received by your
                                   bank on the next business day.

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The following information replaces the similar information found in the section entitled "Transaction Details" beginning on page P-22. WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) Cash Portfolio reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees Cash Portfolio or the transfer agent has incurred.
(small solid bullet) For Cash Portfolio, shares purchased in connection with a non-ACH order that is received and accepted before 12:00 noon Eastern time will earn the dividend declared for that day; shares purchased in connection with a non-ACH order that is received and accepted between 12:00 noon and 4:00 p.m. Eastern time will begin to earn dividends the following business day.
(small solid bullet) For Cash Portfolio, shares purchased in connection with an ACH order that is received and accepted before 4:00 p.m. Eastern time will begin to earn dividends the following business day.
(small solid bullet) For Term Portfolio, shares purchased in connection with an order that is received and accepted before 4:00 p.m. Eastern time will begin to earn dividends the following business day.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you. (small solid bullet) For Cash Portfolio, shares redeemed in connection with a non-ACH order that is received and accepted before 12:00 noon Eastern time will not earn that day's dividend; shares redeemed in connection with a non-ACH order that is received and accepted between 12:00 noon and 4:00 p.m. Eastern time will earn that day's dividend. (small solid bullet) For Cash Portfolio, shares redeemed in connection with an ACH order that is received and accepted before 4:00 p.m. Eastern time will earn that day's dividend.
(small solid bullet) For Term Portfolio, shares redeemed in connection with an order that is received and accepted before 4:00 p.m. Eastern time will earn that day's dividend.
(small solid bullet) For Term Portfolio, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet) If you sell shares of Cash Portfolio by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.